Document Entity Information Document	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Bellatrix Exploration Ltd.
Entity Central Index	0001483405
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY